Inventories - Summary of Inventories (Detail) - USD ($)	Mar. 31, 2015	Mar. 31, 2014
Inventory Disclosure [Abstract]
Raw materials	$ 3,016,372	$ 2,491,135
Work in progress	2,359,350	2,303,800
Finished goods	1,043,056	2,367,932
Inventories	$ 6,418,778	$ 7,162,867